BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2022
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

35.    BUSINESS COMBINATIONS

Pursuant to resolution passed at the Director’s meeting on 26 March 2021, the Company entered into agreements with Sinopec Assets Management Corporation (“SAMC”) and Beijing Orient Petrochemical Industry Co., Ltd. (“BJOPI”), and its subsidiary, Sinopec Beihai Refining and Chemical Limited Liability Company entered into an agreement with Beihai Petrochemical Limited Liability Company of Sinopec Group (“BHP”). According to the relevant agreements, the Company proposed to acquire non equity assets such as the polypropylene devices and utility business assets of Cangzhou Branch held by SAMC, organic plant business held by BJOPI, and the pier operation platform held by BHP.

Pursuant to the resolution passed at the Directors’ meeting on 29 November 2021, the Company entered into agreements with SAMC, and Sinopec Beijing Yanshan Petrochemical Co., Ltd. (“SBJYSP”), and its subsidiary, Sinopec Yizheng Chemical Fibre Company Limited entered into an agreement with SAMC. According to the relevant agreements, the Group proposed to acquire non equity assets such as thermal power, water and other business, PBT resin and other business of Yizheng Branch held by SAMC, and thermal power and other businesses held by SBJYSP.

The consideration of the transaction amount to RMB 6,124.

As the Company, SAMC, BJOPI, BHP and SBJYSP are all under the control of Sinopec Group Company, the transaction described above has been accounted as business combination under common control. Accordingly, the equity and assets acquired from Sinopec Group Company have been accounted for at historical cost, and the consolidated financial statements of the Group prior to these acquisitions have been restated to include the results of operation and the assets and liabilities of Sinopec Group Company on a combined basis.

The transactions under the after-mentioned agreements will further improve the integrated operation level of the Group, optimize the allocation of resources, reduce connected transactions on the whole, so as to enhance the comprehensive competitiveness of the Group in its business locations.